Segment reporting (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) segment	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment reporting
Number of reportable segments | segment			3		3
Revenue					$ 4,652	$ 4,633	$ 3,752
Segment Assets	$ 294,802		$ 294,802		153,531	71,721	52,777
Critical Metals
Segment reporting
Segment Assets					119,738	52,041	33,502
Data Processing
Segment reporting
Segment Assets					6,152	10,348	11,802
Energy Storage
Segment reporting
Segment Assets					$ 27,641	$ 9,332	$ 7,473
Operating segments
Segment reporting
Revenue	1,181	$ 1,045	8,172	$ 4,099
Loss (income) from operations	41,709	18,363	88,601	38,536
Segment Assets	294,802	144,857	294,802	144,857
Operating segments | Critical Metals
Segment reporting
Revenue	0	0	0	0
Loss (income) from operations	38,669	15,630	86,552	33,770
Segment Assets	267,548	106,723	267,548	106,723
Operating segments | Data Processing
Segment reporting
Revenue	554	1,043	7,545	3,993
Loss (income) from operations	640	185	(3,956)	(97)
Segment Assets	6,542	8,008	6,542	8,008
Operating segments | Energy Storage
Segment reporting
Revenue	627	2	627	106
Loss (income) from operations	2,400	2,548	6,005	4,863
Segment Assets	20,712	30,126	20,712	30,126
Intersegment revenues
Segment reporting
Revenue	89	56	228	100
Intersegment revenues | Critical Metals
Segment reporting
Revenue	0	0	0	0
Intersegment revenues | Data Processing
Segment reporting
Revenue	89	56	228	100
Intersegment revenues | Energy Storage
Segment reporting
Revenue	$ 0	$ 0	$ 0	$ 0